Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 23, 2010	May 21, 2010
Current portion of 2.5% Senior secured convertible note, discount (in Dollars)	$ 0	$ 37,377
Senior secured convertible note	2.50%	2.50%	2.50%
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock outstanding	0	0	0
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.767
Common stock shares authorized	100,000,000	100,000,000	100,000,000		100,000,000
Common stock shares outstanding	4,770,207	4,158,402	3,722,364	10,727,273